Change in prior year presentation	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Change in prior year presentation

17	Change in prior year presentation

Certain prior year amounts have been reclassified to conform to the current year presentation. Specifically, professional fees previously included within “Other expenses” have been separately presented as “Professional fees” in the consolidated statements of operations and comprehensive loss. The reclassification had no impact on total operating expenses, net loss, total assets, liabilities, shareholders’ deficit or cash flows as previously reported.

The following table summarizes the reclassification:

	For the years ended December 31
	As previously reported		As reclassified
	2023	2024	2023	2024
	S$	S$	S$	US$
Professional fees	-	-	(235,595)	(621,563)
Other expenses	(692,421)	(1,430,534)	(456,826)	(808,971)